Income taxes - Deferred tax assets and liabilities (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2020 CNY (¥)
Reconciliation of changes in deferred tax liability (asset) [abstract]
At June 30, 2019	¥ (4,691)
Charged/(credited) to profit or loss	84
At June 30, 2020	(4,607)
At June 30, 2019	0
Credited to profit or loss	568
At June 30, 2020	568
Capitalized Contract Costs [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
At June 30, 2019	(328)
Charged/(credited) to profit or loss	(156)
At June 30, 2020	(484)
At June 30, 2019	0
Credited to profit or loss	0
At June 30, 2020	0
Favorable Lease [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
At June 30, 2019	(4,363)
Charged/(credited) to profit or loss	240
At June 30, 2020	(4,123)
At June 30, 2019	0
Credited to profit or loss	0
At June 30, 2020	0
Right of Use Assets And Lease Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
At June 30, 2019	0
Charged/(credited) to profit or loss	0
At June 30, 2020	0
At June 30, 2019	0
Credited to profit or loss	568
At June 30, 2020	¥ 568